Proskauer Rose LLP Eleven Times Square New York, NY 10036-8299

May 1, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Ms. Anu Dubey

Re:	A&Q Long/Short Strategies Fund LLC
File Nos. 333-216562 and 811-21195

Dear Ms. Dubey:

On behalf of A&Q Long/Short Strategies Fund LLC (the "Fund"), transmitted for filing with the Securities and Exchange Commission (the "Commission") is Pre-Effective Amendment No. 1 (the "Amendment") to the Fund's Registration Statement on Form N-2 under the Securities Act of 1933, as amended (the "Registration Statement") (also constituting Amendment No. 34 to the Fund's Registration Statement on Form N-2 under the Investment Company Act of 1940, as amended).

Accompanying this filing are requests for acceleration, on behalf of the Fund and UBS Financial Services Inc., the Fund's distributor, of the Amendment to today, Monday, May 1, 2017, or as soon thereafter as practicable.

The Amendment is marked to show changes from the versions of the prospectus and statement of additional information ("SAI") included in the Registration Statement filed with the Commission on March 9, 2017. These changes consist of those made in response to comments of the disclosure staff (the "Disclosure Staff") of the Commission relating to the Registration Statement, that were provided to me by Ms. Anu Dubey of the Disclosure Staff by telephone on March 30, 2017, as well as various stylistic changes and disclosure clarifications.

Set forth below is a summary of the Disclosure Staff's comments and the Fund's responses thereto. Also set forth below is a summary of the comments of the accounting staff (the "Accounting Staff") of the Commission relating to the Fund's audited financial statements for the year ended December 31, 2016, included in the Fund's Annual Report on Form N-CSR for the fiscal year ended December 31, 2016, as filed with the Commission on March 13, 2017 (the "Annual Report"), and the Fund's responses thereto. These comments were provided to me, on a going forward basis, by Ms. Megan Miller of the Accounting Staff by telephone on March 30, 2017. For the convenience of the Disclosure Staff and Accounting Staff, the comments have been repeated in the headings below, and the Fund's response follows each heading. Capitalized terms used but not defined herein have the meanings assigned to them in the Amendment or Annual Report, as applicable.

Beijing | Boca Raton | Boston | Chicago | Hong Kong | London | Los Angeles | New Orleans | New York | Newark | Paris | São Paulo | Washington, DC

Securities and Exchange Commission

May 1, 2017

PROSPECTUS

Summary of Fund Expenses

Comment 1.          The disclosure states that the Fund is authorized to borrow money temporarily for certain purposes, and that the Fund is party to a Credit Agreement, under which the Fund may borrow from time to time on a revolving basis at any time up to $26,000,000. If the Fund borrowed under the Credit Agreement during the year ended December 31, 2016, please include all interest paid in connection with the Credit Agreement, expressed as a percentage of net assets attributable to the Fund's Interests, as a separate line item in the fee table. See Item 3.1 of Form N-2.

Response 1.          The requested change has been made.

Comment 2.          Please include a completed fee table and example in the Amendment.

Response 2.          A completed fee table and example are included in the Amendment.

ANNUAL REPORT

Comment 1.          Please state that the Fund follows the accounting and reporting requirements of investment companies under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 946-10-50-1.

Response 1.          We hereby confirm that the Fund follows the accounting and reporting requirements of investment companies under FASB ASC 946-10-50-1. The notes to the Fund's financial statements will include such disclosure going forward.

Comment 2.          If any officer's or directors' fees were payable at year-end, they should be disclosed separately on the Fund's Statement of Assets, Liabilities and Members' Capital in accordance with Article 6-04.12 of Regulation S-X.

Response 2.          A payable amount of $23,970 with respect to the Fund's Chief Compliance Officer was included in the line item entitled "Other liabilities" on the Statement of Assets, Liabilities and Members' Capital. This payable amount was disclosed in Note 3 to the Fund's financial statements. Going forward, any officer's or directors' fees payable at year-end will be disclosed separately on the Statement of Assets, Liabilities and Members' Capital.

Comment 3.          Please explain why none of the Fund's investments set forth in the Schedule of Portfolio Investments are deemed to be "non-income producing." See footnote 7 of Rule 12-12, Article 12 of Regulation S-X.

Response 3.          All of the Fund's investments are "non-income producing." Going forward, the Fund will include such disclosure as a footnote to, or immediately following, the Schedule of Portfolio Investments.

Comment 4.          Please consider updating the footnotes to the line item entitled "Ratio of net investment loss to average members' capital" in the Financial Highlights table to indicate that the ratio does not include income from the Investment Funds.

Securities and Exchange Commission

May 1, 2017

Response 4.          The Fund will revise accordingly the footnotes to the line item entitled "Ratio of net investment loss to average members' capital" in the Financial Highlights table.

*    *    *    *    *    *    *    *

In addition to the foregoing changes, the Amendment formally incorporates the Fund's audited financial statements for the fiscal year ended December 31, 2016 and summary financial highlights derived therefrom. A consent from the Fund's auditor, Ernst & Young LLP, is included as an exhibit to the Amendment. The Amendment also includes certain other updating of Fund financial information, numerical data and disclosure clarifications.

Please be advised that concurrent with the filing of the Amendment, the following additional items are being submitted:

1.	A separate letter from the Fund in which the Fund acknowledges that:

•	should the Commission or the Disclosure Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•	the action of the Commission or the Disclosure Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the Fund may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

2.	Requests on behalf of the Fund and UBS Financial Services Inc. seeking acceleration of the effectiveness of the Amendment to Monday, May 1, 2017, or as soon thereafter as practicable.

We hope the Disclosure Staff and Accounting Staff find this letter and the revisions in the prospectus and SAI responsive to their respective comments. Should you have any questions or comments, please feel free to contact me at 212.969.3359 (bgreen@proskauer.com) or Gary L. Granik of this office at 212.969.3369 (ggranik@proskauer.com).

Very truly yours,

/s/ Brad A. Green
Brad A. Green

cc: Gary L. Granik

A&Q Long/Short Strategies Fund LLC

c/o UBS Alternative and Quantitative Investments LLC

600 Washington Boulevard

Stamford, Connecticut 06901

April 28, 2017

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Attention: Ms. Anu Dubey

Re:	A&Q Long/Short Strategies Fund LLC (the "Fund") Pre-Effective Amendment No. 1 to Form N-2 Registration Statement (File Nos. 333-216562; 811-21195)

Ladies and Gentlemen:

Pursuant to Rule 461 promulgated under the Securities Act of 1933, as amended, the Fund hereby requests acceleration of the effective date of the above-referenced Amendment to the Fund's Registration Statement on Form N-2 to May 1, 2017, or as soon thereafter as practicable.

Very truly yours,

A&Q Long/Short Strategies Fund LLC

By:	/s/ Dylan Germishuys
	Name:	Dylan Germishuys
	Title:	Authorized Person

UBS FINANCIAL SERVICES INC.

1285 Avenue of the Americas

New York, New York 10019

April 28, 2017

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Attention: Ms. Anu Dubey

Re:	A&Q Long/Short Strategies Fund LLC (the "Fund") Pre-Effective Amendment No. 1 to Form N-2 Registration Statement (File Nos. 333-216562; 811-21195)

Ladies and Gentlemen:

Pursuant to Rule 461 under the Securities Act of 1933, as amended, UBS Financial Services Inc., as underwriter, hereby joins the Fund in requesting that the effective date of the above-referenced Amendment to the Fund's Registration Statement be accelerated so that it will be declared effective on May 1, 2017, or as soon thereafter as practicable.

Securities of the Fund are being sold on a best efforts basis. No preliminary prospectuses have been or will be distributed before the date of effectiveness of the above-referenced Amendment to the Fund's Registration Statement. Prospective investors will receive final prospectuses.

Sincerely,

UBS FINANCIAL SERVICES INC.

By:	/s/ Anna Gindes
	Name:	Anna Gindes
	Title:	Authorized Person

A&Q Long/Short Strategies Fund LLC

c/o UBS Alternative and Quantitative Investments LLC

600 Washington Boulevard

Stamford, Connecticut 06901

April 28, 2017

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Attention: Ms. Anu Dubey

Re:	A&Q Long/Short Strategies Fund LLC (the "Fund") File Nos. 333-216562; 811-21195

Ladies and Gentlemen:

At the request of the staff (the "Staff") of the Securities and Exchange Commission (the "Commission"), and in connection with a request for acceleration by the Fund of Pre-Effective Amendment No. 1 to its Registration Statement on Form N-2, File No. 333-216562, the undersigned Fund acknowledges the following:

•	should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•	the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the Fund may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

A&Q Long/Short Strategies Fund LLC

By:	/s/ Dylan Germishuys
	Name:	Dylan Germishuys
	Title:	Authorized Person